STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 002 $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Participant	$ 2.4
Employer	2.0
Total contributions	4.4
Investment income:
Interest income on notes receivable from participants	0.2
Net investment gain from Plan’s interest in Master Trust	7.5
Total investment income	7.7
Total additions	12.1
DEDUCTIONS
Benefit payments	9.4
Administrative expenses	0.1
Total deductions	9.5
NET INCREASE	2.6
Beginning of year	56.0
End of year	$ 58.6